Credit commitments (Details) (USD $)										12 Months Ended		1 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Machinery and Power Systems	Dec. 31, 2010 Financial Products	Dec. 31, 2010 Cat Financial Credit Facility	Dec. 31, 2010 Credit Facility	Dec. 31, 2010 Five-year facility expires in September 2012	Dec. 31, 2010 Four-year facility expires in September 2014	Dec. 31, 2010 364-day facility expires in September 2011	Dec. 31, 2010 Consolidated credit lines with banks	Dec. 31, 2010 Bridge Facility	Nov. 14, 2010 Bridge Facility	Dec. 31, 2010 Cat Financial
Credit lines available:
Global credit facilities	$ 7,230,000,000	$ 1,500,000,000	$ 5,730,000,000	$ 5,730,000,000	$ 7,230,000,000	$ 1,620,000,000	$ 2,090,000,000	$ 3,520,000,000
Other external	4,658,000,000	853,000,000	3,805,000,000						4,660,000,000
Total credit lines available	11,888,000,000	2,353,000,000	9,535,000,000								8,600,000,000
Less: Global credit facilities supporting commercial paper	(2,710,000,000)		(2,710,000,000)
Less: Utilized credit	(2,217,000,000)	(135,000,000)	(2,082,000,000)
Available credit	6,961,000,000	2,218,000,000	4,743,000,000
Number of global credit facilities	3
Duration of credit facility (in years)						5	4				1
Duration of credit facility (in days)								364
Consolidated net worth	15,560,000,000
Minimum consolidated net worth required under credit facilities	9,000,000,000
Interest coverage ratio												1.34 to 1
Minimum interest coverage ratio required under credit facilities												1.15 to 1
Leverage ratio												7.02 to 1
Maximum leverage ratio permissible under credit facility												10 to 1
Payment of customary fees and expenses										46,000,000
Estimated payment of customary fees and expenses										$ 20,000,000